Fair Value Measurements - Mortgage Servicing Rights - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Impaired loans with a specific allowance	$ 10,627	$ 25,389
Specific allowance related to impaired loans	3,044	5,113
Collateral dependent impaired loans
Fair Value Measurements
Specific allowance related to impaired loans	2,800	4,700
Collateral dependent impaired loans
Fair Value Measurements
Impaired loans with a specific allowance	24,200	32,200
Impaired financing receivable charge offs	$ 100	$ 200